Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2015
	U.S. dollars in thousands

Cost:
Computers and software	$50	$54
Electronic equipment	20	19
Office furniture and equipment	39	38
Leasehold improvements	2	2
	$111	$113

Accumulated depreciation:	40	22

Depreciated cost	$71	$91